Share capital and share based payments - Disclosure of Breakdown of Expenses per Financial Year (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 4,249	€ 2,617	€ 2,475
AGA Perf Management 2018 / AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	(232)	618
AGA 2018-1 Employees
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	23
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	71	43
AGAP Employee 2019 / AGAP Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	(181)	649	867
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	0
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	394
AGAP Employee 2020 / AGAP Management 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	1,738	1,253	502
Stock Options 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	(28)	28
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	432	0
AGAP Employee 2021 / AGAP Management 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	1,577	473	0
AGA "Plan Epargne Entreprise" 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	570	0	0
AGA Bonus 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	499	0	0
AGAP Employee 2022 / AGAP Management 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 46	€ 0	€ 0